Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Parent Company (Tables) [Abstract]
Condensed Statements of Income

Parent Company – Condensed Statements of Income

Years Ended December 31 (Millions)	2011	2010		2009
Revenues
Non-interest revenues
Gain on sale of securities	$15	$	―	$211
Other	3		8	4
Total non-interest revenues	18		8	215
Interest income	142		136	142
Interest expense	(633)		(638)	(562)
Total revenues net of interest expense	(473)		(494)	(205)
Expenses
Salaries and employee benefits	173		153	111
Other	186		117	161
Total	359		270	272
Pretax loss	(832)		(764)	(477)
Income tax benefit	(346)		(292)	(164)
Net loss before equity in net income of
subsidiaries and affiliates	(486)		(472)	(313)
Equity in net income of subsidiaries and
affiliates	5,385		4,529	2,450
Income from continuing operations	4,899		4,057	2,137
Income (loss) from discontinued operations,
net of tax	36		―	(7)
Net income	$4,935		$4,057	$2,130

Condensed Balance Sheets

parent company – condensed balance sheets

As of December 31 (Millions)	2011	2010
Assets
Cash and cash equivalents	$6,914	$5,267
Investment securities	360	475
Equity in net assets of subsidiaries and
affiliates of continuing operations	17,374	15,603
Accounts receivable, less reserves	53	831
Premises and equipment — at cost,
less accumulated depreciation: 2011, $44;
2010, $41	96	73
Loans to affiliates	5,132	4,942
Due from subsidiaries	1,363	1,196
Other assets	769	458
Total assets	$32,061	$28,845
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	$1,466	$1,366
Due to affiliates	823	911
Short-term affiliate debt	895	―
Long-term debt	10,083	10,338
Total liabilities	13,267	12,615
Shareholders’ equity
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive loss	(876)	(917)
Total shareholders’ equity	18,794	16,230
Total liabilities and shareholders’ equity	$32,061	$28,845

Condensed Cash Flows

Parent Company – Condensed Statements of Cash Flows

Years Ended December 31 (Millions)	2011	2010	2009
Cash Flows from Operating Activities
Net income	$4,935	$4,057	$2,130
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net (income) loss of subsidiaries and affiliates:
— Continuing operations	(5,385)	(4,530)	(2,450)
— Discontinued operations	(36)	―	7
Dividends received from subsidiaries and affiliates	3,773	1,999	1,103
Gain on sale of securities	(15)	―	(211)
Other operating activities, primarily with subsidiaries	671	(39)	246
Net cash provided by operating activities	3,943	1,487	825
Cash Flows from Investing Activities
Sale/redemption of investments	20	9	361
Premises and equipment	(35)	(32)	(20)
Loans to affiliates	(189)	(1,064)	2,665
Purchase of investments	(2)	(3)	―
Investments in affiliates	(18)	―	―
Net cash (used in) provided by investing activities	(224)	(1,090)	3,006
Cash Flows from Financing Activities
Issuance of debt	―	―	3,000
Principal payment of debt	(400)	―	(505)
Short-term affiliate debt	895	―	―
Long-term affiliate debt	―	(15)	―
Issuance of American Express Series A preferred shares and warrants	―	―	3,389
Issuance of American Express common shares and other	594	663	614
Repurchase of American Express Series A preferred shares	―	―	(3,389)
Repurchase of American Express stock warrants	―	―	(340)
Repurchase of American Express common shares	(2,300)	(590)	―
Dividends paid	(861)	(867)	(924)
Net cash (used in) provided by financing activities	(2,072)	(809)	1,845
Net change in cash and cash equivalents	1,647	(412)	5,676
Cash and cash equivalents at beginning of year	5,267	5,679	3
Cash and cash equivalents at end of year	$6,914	$5,267	$5,679